Property, Plant and Equipment, Net - Schedule of Property, Plant And Equipment (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Property, Plant And Equipment [Line Items]
Less: accumulated depreciation	$ (11,174,074)	$ (9,820,649)
Property, plant and equipment, net	29,678,398	24,509,640
Buildings [Member]
Schedule of Property, Plant And Equipment [Line Items]
Total property plant and equipment, at cost	20,126,269	20,417,081
Machinery and equipment [Member]
Schedule of Property, Plant And Equipment [Line Items]
Total property plant and equipment, at cost	15,433,302	9,283,954
Electronic equipment [Member]
Schedule of Property, Plant And Equipment [Line Items]
Total property plant and equipment, at cost	1,659,397	2,059,532
Transportation vehicles [Member]
Schedule of Property, Plant And Equipment [Line Items]
Total property plant and equipment, at cost	307,553	351,331
Office equipment [Member]
Schedule of Property, Plant And Equipment [Line Items]
Total property plant and equipment, at cost	368,984	311,687
Leasehold improvement on leased property [Member]
Schedule of Property, Plant And Equipment [Line Items]
Total property plant and equipment, at cost	1,417,481	477,595
Construction in Progress [Member]
Schedule of Property, Plant And Equipment [Line Items]
Total property plant and equipment, at cost	1,539,486	1,429,109
Total property plant and equipment, at cost [Member]
Schedule of Property, Plant And Equipment [Line Items]
Total property plant and equipment, at cost	$ 40,852,472	$ 34,330,289